Loss per share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Outstanding potentially dilutive securities	All outstanding potentially dilutive securities could potentially dilute loss per share in the future.

	2022	2021

Issued Common Shares	148,661,312	128,528,515
Weighted average number of Common Shares (basic and diluted)	141,580,917	105,221,907

Net loss per share – basic and diluted	($2.04)	($1.18)